Annual Fund Operating Expenses - WisdomTree BioRevolution Fund - WisdomTree BioRevolution Fund	May 26, 2021
Prospectus [Line Items]
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.45%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.